Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of investment [line items]
Investments in liquidity funds	£ 2,522	£ 2,575	£ 1,437
Available-for-sale investments		2,621	1,474
Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments		2,575	1,437
Level 3 [Member]
Disclosure of investment [line items]
Available-for-sale investments		14	16
Investments classified as fair value through comprehensive income	10
Sterling [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	2,687	416	35
Sterling [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments		2,180	900
USD [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	26	27	30
Euros [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	499
Euros [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments		395	537
Other Currencies [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	£ 2	£ 4	£ 18